Average Annual Total Returns - Nasdaq-100 Index	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 5 Years		R6 Shares 10 Years (or Life of Class)	Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)
Total	48.30%	23.68%	19.94%	47.76%	23.35%	19.55%	28.97%	19.46%	17.10%	48.51%	26.35%	[1]		48.88%	24.27%	20.63%	38.49%	20.96%	17.21%

[1]	The inception date of the R6 Shares is March 1, 2017.